Share Based Payments (Details) - Schedule of warrants expensed in the statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrants expensed in the statement of comprehensive income [Abstract]
Outstanding at 1 January	$ 2,418	$ 1,873
Granted	324	545
Transfer to share premium on exercise of warrants	(2,046)
Outstanding at 31 December	$ 697	$ 2,418